Expenses by nature	6 Months Ended
Jun. 30, 2023
Expenses by nature [Abstract]
Expenses by nature
3.	Expenses by nature

The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000
External research and development expenses	5,489	3,118	11,314	7,001
Employee expenses[1]	1,626	1,025	3,045	1,823
Depreciation	10	7	20	15
Other expenses	51	90	103	115
Total research and development expenses	7,176	4,240	14,482	8,954

External costs	1,839	1,932	4,109	4,681
Employee expenses[2]	840	574	1,616	1,114
Depreciation	70	4	137	7
Total general and administrative expenses	2,749	2,510	5,862	5,802
Total operating expenses	9,925	6,750	20,344	14,756

[1]Included in employee expenses is share based compensation expense of $0.2 million and $0.6 million for the three and six months ended June 30, 2023, respectively, relating to employees in the research and development department (three and six months ended June 30, 2022, $0.3 million and $0.4 million, respectively).

[2] Included in employee expenses is share based compensation expense of $0.2 million and $0.4 million for the three and six months ended June 30, 2023, respectively, relating to employees in the general and administrative department (three and six months ended June 30, 2022, $0.2 million and $0.4 million, respectively).

Foreign exchange gain

Foreign exchange gain of $36 thousand for the three months ended June 30, 2023 (3 months ended June 30, 2022, gain of $7.1 million), and foreign exchange loss of $1.6 million for the six months ended June 30, 2023 (6 months ended June 30, 2022, gain of $9.3 million) consists primarily of gains and losses related to the translation of the U.S. dollar cash and other financial assets balance into euro in the accounts of the Company’s subsidiary, GH Research Ireland Limited, whose functional currency is euro as explained in the Group’s consolidated financial statements for the year ended December 31, 2022.

At June 30, 2023, if the U.S. dollar had weakened/strengthened by 10% against the euro with all other variables held constant, the loss before tax for the six months ended June 30, 2023, would have been $8.1 million higher/lower, mainly related to the translation of cash and other financial assets held in U.S. dollar in the Company’s subsidiary, GH Research Ireland Limited.